Summary of Property, Plant and Equipment (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Balance	$ 147,134	$ 128,257
Additions	160,003	180,739
Depreciation	(43,976)	(31,768)
Disposals		(65,016)
Foreign currency translation change	(13,190)	(65,078)
Balance	249,971	147,134
Right-of-use asset [member]
IfrsStatementLineItems [Line Items]
Balance	17,385	39,809
Additions
Depreciation	(2,438)	(6,920)
Disposals
Foreign currency translation change	(4,147)	(15,504)
Balance	10,800	17,385
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Balance	23,341	68,255
Additions	17,588
Depreciation	(2,796)	(12,355)
Disposals
Foreign currency translation change	(684)	(32,559)
Balance	37,449	23,341
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Balance	106,408	20,193
Additions	136,786	180,739
Depreciation	(38,609)	(12,493)
Disposals		(65,016)
Foreign currency translation change	(11,133)	(17,015)
Balance	193,452	106,408
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Balance
Additions	5,629
Depreciation	(133)
Disposals
Foreign currency translation change	2,774
Balance	$ 8,270